Deferred Revenue and Customer Deposits (Tables)	6 Months Ended
Jun. 30, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue, by Arrangement
Deferred revenue and customer deposits consist of the following:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
Deferred revenue	80,405	85,481	12,762
Customer deposits	39,586	44,239	6,605

Total deferred revenue and customer deposits — current	119,991	129,720	19,367

Deferred revenue — non-current	3,845	8,027	1,198